THE TREASURER'S FUND, INC.

                      U.S. TREASURY MONEY MARKET PORTFOLIO
                (BULLET)       U.S. TREASURY MONEY MARKET CLASS

                      DOMESTIC PRIME MONEY MARKET PORTFOLIO
                (BULLET)       DOMESTIC PRIME MONEY MARKET CLASS

                      TAX EXEMPT MONEY MARKET PORTFOLIO
                (BULLET)       TAX EXEMPT MONEY MARKET CLASS

                     SUPPLEMENT DATED SEPTEMBER 14, 2001 TO
                         PROSPECTUS DATED MARCH 1, 2001


The information in this Supplement updates certain information contained in The Treasurer's Fund, Inc. Prospectus relating to the U.S. Treasury Money Market Portfolio - U.S. Treasury Money Market Class, Domestic Prime Money Market Portfolio - Domestic Prime Money Market Class and Tax Exempt Money Market Portfolio - Tax Exempt Money Market Class (the "Portfolios") dated March 1, 2001 (the "Prospectus").

Our Prospectus states that the Portfolios will be open for purchases and redemptions of shares on each day that the New York Stock Exchange is open for trading. In light of the recent tragedy that our country is experiencing, many of the securities markets, including the New York Stock Exchange are closed. However, the Portfolios will be open for purchases and redemptions on business days beginning September 14, 2001 as long as money markets and Federal Reserve Banks remain open. Transactions will continue to be effected and each Portfolio's net asset value will be calculated at noon and 4:00 p.m. Eastern time on each regular business day.

Shareholders of the Portfolios who wish to purchase or redeem shares should continue to follow the procedures set forth under the headings of "Purchase of Shares" on page 9 and "Redemption of Shares" on page 10 of the Prospectus.

Exchanges of Portfolio shares will not be available until the New York Stock Exchange re-opens for trading.

                          GABELLI CASH MANAGEMENT CLASS
                                       OF
                           THE TREASURER'S FUND, INC.

                      U.S. TREASURY MONEY MARKET PORTFOLIO

                      DOMESTIC PRIME MONEY MARKET PORTFOLIO

                        TAX EXEMPT MONEY MARKET PORTFOLIO


                     SUPPLEMENT DATED SEPTEMBER 14, 2001 TO
                         PROSPECTUS DATED MARCH 1, 2001


The information in this Supplement updates certain information contained in the Gabelli Cash Management Class Prospectus of The Treasurer's Fund, Inc. relating to the U.S. Treasury Money Market Portfolio, Domestic Prime Money Market Portfolio and Tax Exempt Money Market Portfolio (the "Portfolios") dated March 1, 2001 (the "Prospectus").

Our Prospectus states that the Portfolios will be open for purchases and redemptions of shares on each day that the New York Stock Exchange is open for trading. In light of the recent tragedy that our country is experiencing, many of the securities markets, including the New York Stock Exchange are closed. However, the Portfolios will be open for purchases and redemptions on business days beginning September 14, 2001 as long as money markets and Federal Reserve Banks remain open. Transactions will continue to be effected and each Portfolio's net asset value will be calculated at noon and 4:00 p.m. Eastern time on each regular business day.

Shareholders of the Portfolios who wish to purchase or redeem shares should continue to follow the procedures set forth under the headings of "Purchase of Shares" on page 9 and "Redemption of Shares" on page 11 of the Prospectus.

Exchanges of Portfolio shares will not be available until the New York Stock Exchange re-opens for trading.